32. Expenses by nature (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	$ 16,146,593	$ 16,780,493	$ 14,219,211
Selling expenses	7,350,973	7,813,882	5,486,265
Administrative expenses	3,837,222	4,341,342	3,851,179
Expenses by nature	27,334,788	28,935,717	23,556,655
Salaries and social security taxes
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	6,366,146	6,660,458	7,685,152
Selling expenses	1,045,979	1,194,814	1,363,903
Administrative expenses	1,336,514	1,406,238	1,410,378
Expenses by nature	8,748,639	9,261,510	10,459,433
Pension plans
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	190,700	124,085	191,454
Selling expenses	31,333	22,259	33,979
Administrative expenses	40,036	26,198	35,136
Expenses by nature	262,069	172,542	260,569
Communications expenses
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	82,714	124,723	85,006
Selling expenses	369,899	414,677	444,966
Administrative expenses	17,005	24,630	35,066
Expenses by nature	469,618	564,030	565,038
Allowance for the impairment of trade and other receivables
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0	0	0
Selling expenses	1,354,401	1,503,107	602,186
Administrative expenses	0	0	0
Expenses by nature	1,354,401	1,503,107	602,186
Supplies consumption
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	1,615,876	1,215,387	1,056,706
Selling expenses	0	0	0
Administrative expenses	114,419	188,558	168,809
Expenses by nature	1,730,295	1,403,945	1,225,515
Leases and insurance
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0	815	1,004
Selling expenses	233	0	0
Administrative expenses	226,040	277,121	279,898
Expenses by nature	226,273	277,936	280,902
Security service
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	237,100	210,136	200,305
Selling expenses	42,394	3,117	2,763
Administrative expenses	92,826	197,901	217,171
Expenses by nature	372,320	411,154	420,239
Fees and remuneration for services
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	2,557,043	2,170,943	1,663,751
Selling expenses	1,618,073	1,599,460	1,347,966
Administrative expenses	1,363,582	1,548,697	1,261,260
Expenses by nature	5,538,698	5,319,100	4,272,977
Depreciation of right-of-use asset
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	16,515
Selling expenses	33,030
Administrative expenses	114,571
Expenses by nature	164,116
Public relations and marketing
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0	0	0
Selling expenses	41,370	49,585	0
Administrative expenses	0	0	87,125
Expenses by nature	41,370	49,585	87,125
Advertising and sponsorship
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0	0	0
Selling expenses	21,312	25,544	0
Administrative expenses	0	0	44,881
Expenses by nature	21,312	25,544	44,881
Reimbursements to personnel
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	89	92	137
Selling expenses	196	104	85
Administrative expenses	1,050	766	1,272
Expenses by nature	1,335	962	1,494
Depreciation of property, plants and equipments
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	3,637,865	3,098,292	2,675,953
Selling expenses	542,108	461,702	423,060
Administrative expenses	444,795	378,822	204,104
Expenses by nature	4,624,768	3,938,816	3,303,117
Directors and Supervisory Committee members' fees
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0	0	0
Selling expenses	0	0	0
Administrative expenses	22,356	33,664	32,951
Expenses by nature	22,356	33,664	32,951
ENRE penalties
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	1,441,742	3,174,321	658,211
Selling expenses	1,326,475	1,617,868	659,155
Administrative expenses	0	0	0
Expenses by nature	2,768,217	4,792,189	1,317,366
Taxes and charges
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0	0	0
Selling expenses	923,650	920,940	607,796
Administrative expenses	49,786	249,951	49,223
Expenses by nature	973,436	1,170,891	657,019
Other
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	803	1,241	1,532
Selling expenses	520	705	406
Administrative expenses	14,242	8,796	23,905
Expenses by nature	$ 15,565	$ 10,742	$ 25,843